Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Corporate income tax rate		17.00%
Change in valuation allowance	$ 969,000	$ (1,764,000)	$ 1,792,000
Rate of corporate surtax, unappropriated earnings		10.00%
Accumulated undistributed earnings from a foreign subsidiary	337,000,000
Deferred tax liability on undistributed foreign earnings	0
Unrecognized tax benefit	18,707,000	$ 15,056,000	10,286,000	$ 5,639,000
Total amount of interest expense and penalties	776,000	617,000	$ 575,000
Total amount of accrued interest and penalties	$ 4,091,000	$ 3,421,000
Cayman Islands Tax Information Authority [Member]
Tax Credit Carryforward [Line Items]
Corporate income tax rate	0.00%	0.00%	0.00%
Scenario, Plan
Tax Credit Carryforward [Line Items]
Corporate income tax rate	20.00%
Rate of corporate surtax, unappropriated earnings	5.00%
Foreign Tax Authority | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 8,574,000
Federal net operating loss carryforwards expiration year	2038
Foreign Tax Authority | Research And Development | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,636,000
Tax credit carryforward expiration year for federal	2038
State and Local Jurisdiction [Member] | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,834,000
Tax credit carryforward expiration year for state	No expiration date
FCI | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 4,069,000
FCI | Research And Development | Minimum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal	2019
FCI | Research And Development | Maximum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal	2023